Summary of Significant Accounting Policies (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2016	Jun. 17, 2015	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Integer	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)
Unsecured consumer loan term								5 years
Number of loan delinquent | Integer						70		111
Total delinquent loan balance				$ 312,139		$ 312,139		$ 543,054
Impaired loans charged off percentage				100.00%		100.00%		100.00%
Impaired Loans description						The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances
Advertising cost				$ 173,485	$ 225,645	$ 221,309	$ 315,624	$ 950,905	$ 459,804
Reverse split	1-for-100 reverse stock split	100-for-1 reverse split
Office Leases [Member]
Lease expire date						Sep. 30, 2017
Leasehold Improvements [Member]
Estimated useful life						5 years
Product Offering Loan [Member]
Unsecured consumer loans			$ 5,000		$ 5,000		$ 5,000
Unsecured consumer loan term			5 years
Proceeds from originated loans			$ 5,000
Consumer Loans [Member]
Unsecured consumer loan term						5 years
Proceeds from originated loans						$ 5,000
Consumer Loans One [Member]
Unsecured consumer loan term								5 years
Proceeds from originated loans								$ 5,000
Consumer Loans Two [Member]
Unsecured consumer loan term								5 years
Proceeds from originated loans								$ 10,000
Mr. Amazing Loans [Member]
Unsecured consumer loans				$ 5,000		$ 5,000		$ 10,000
Unsecured consumer loan term						5 years		5 years